Cover	9 Months Ended
Dec. 31, 2019
Cover page.
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	Amendment No. 2 to FORM S-1
Entity Registrant Name	IMMUNOVANT, INC.
Entity Central Index Key	0001764013
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true